LOSS PER SHARE	9 Months Ended	12 Months Ended
	Mar. 27, 2021	Jun. 27, 2020
Earnings Per Share [Abstract]
LOSS PER SHARE

16.	LOSS PER SHARE

The following is a reconciliation for the calculation of basic and diluted loss per share for the three and nine months ended March 27, 2021 and March 28, 2020:

	Three Months Ended		Nine Months Ended
	March 27,	March 28,	March 27,	March 28,
	2021	2020	2021	2020

Net Loss from Continuing Operations Attributable to Shareholders of MedMen Enterprises, Inc.	$(21,328,677)	$(19,128,503)	$(79,310,611)	$(31,648,390)
Less Deemed Dividend - Down Round Feature of Warrants	-	-	(6,364,183)	-
Net Loss from Continuing Operations Available to Shareholders of MedMen Enterprises, Inc.	$(21,328,677)	$(19,128,503)	$(85,674,794)	$(31,648,390)

Net Income (Loss) from Discontinued Operations	7,609,983	(5,843,713)	(6,023,429)	(58,797,102)

Total Net Loss	$(13,718,694)	$(24,972,216)	$(91,698,223)	$(90,445,492)

Weighted-Average Shares Outstanding - Basic and Diluted	541,029,620	315,384,911	482,213,951	65,930,969

Income (Loss) Per Share - Basic and Diluted:

From Continuing Operations Attributable to Shareholders of MedMen Enterprises Inc.	$(0.04)	$(0.06)	$(0.18)	$(0.48)

From Discontinued Operations Attributable to Shareholders of MedMen Enterprises Inc.	$0.01	$(0.02)	$(0.01)	$(0.89)

Diluted loss per share is the same as basic loss per share as the issuance of shares on the exercise of convertible debentures, LTIP share units, warrants and share options is anti-dilutive.

21.	LOSS PER SHARE

The following is a reconciliation for the calculation of basic and diluted loss per share for the years ended June 27, 2020 and June 29, 2019:

	2020	Note 2 2019

Net Loss from Continuing Operations Attributable to Shareholders of MedMen Enterprises, Inc.	$(196,483,312)	$(67,815,692)
Net Loss from Discontinued Operations	(50,781,039)	(1,264,196)

Total Net Loss and Comprehensive Loss	$(247,264,351)	$(69,079,888)

Weighted-Average Number of Shares Outstanding	270,418,842	105,915,105

Earnings (Loss) Per Share - Basic and Diluted:

From Continuing Operations Attributable to Shareholders of MedMen Enterprises, Inc.	$(0.73)	$(0.64)

From Discontinued Operations	$(0.19)	$(0.01)

Diluted loss per share is the same as basic loss per share as the issuance of shares on the exercise of convertible debentures, LTIP share units, warrants and share options is anti-dilutive.